02032880

RECD S.E.C.
MAY 2 8 2002
1086

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

A. Name of issuer or person filing ("Filer"):

PLACER DOME ASIA PACIFIC LIMITED

B. This is (check one):

☒ an original filing for the Filer.

☐ an amended filing for the Filer.

PROCESSED
JUL 0 2 2002
THOMSON FINANCIAL

C. Identify the filing in conjunction with which this Form is being filed:

Name of registrant: ~~PLACER DOME INC.~~ Aurion Gold LTD

Form type: **CB**

File Number (if known): **Not applicable** 5-78282

Filed by: **PLACER DOME INC.**

Date Filed: (if filed concurrently, so indicate) **May 28, 2002 (concurrent herewith)**

D. The Filer is incorporated or organized under the laws of:

Australia

and has its place of business at:

RAMS House
Level 2, 189 Coronation Drive
Milton, QLD 4064
GPO Box 465
Brisbane QLD
Australia

E. The Filer designates and appoints:

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
4 Times Square
New York, NY 10036-6522
(212) 735-3000

as the agent ("the Agent") of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in:

(a) Any investigation or administrative proceeding conducted by the Commission; and

(b) Any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any State or of the United States, or of any of its Territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB on the date hereof or any purchases or sales of any security in connection therewith. The Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon, such agent for service of process, and that the service aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. The Filer stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed following the effective date of the latest amendment to such Form CB. The Filer further undertakes to advise the Commission promptly of any change to the Agent's name or address during such period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

G. The Filer undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff, and to furnish promptly, when requested to do so by the Commission staff, information relating to the Form CB, the securities to which the Form CB relates and the transactions in such securities.

The Filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in Toronto, Ontario, Canada on May 28, 2002.

PLACER DOME ASIA PACIFIC LIMITED

By: /s/ Stuart MacKenzie
Name: Stuart MacKenzie
Title: General Counsel & Company Secretary

This statement has been signed by the following person in the capacity indicated on May 28, 2002.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

By: /s/ Christopher W. Morgan
Name: Christopher W. Morgan
Title: Partner